PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited)
1
VY
®
Columbia
Contrarian Core Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 95 .9%
Communication Services : 13 .0%
10,551
(1)
Alphabet, Inc. - Class A
$ 1,380,704
2 .5
10,042
(1)
Alphabet, Inc. - Class
C
1,324,038
2 .4
10,258  Comcast Corp. - Class
A
454,840
0 .8
18,274  Endeavor Group
Holdings, Inc. - Class A
363,653
0 .6
6,478
(1)
Match Group, Inc.
253,776
0 .5
4,659
(1)
Meta Platforms, Inc.
- Class A
1,398,678
2 .5
15,849
(1)
Pinterest, Inc. - Class A
428,398
0 .8
5,608
(1)
Take-Two Interactive
Software, Inc.
787,307
1 .4
4,192
(1)
T-Mobile US, Inc.
587,089
1 .1
12,635
(1)
ZoomInfo
Technologies, Inc.
207,214
0 .4
7,185,697
13 .0
Consumer Discretionary : 6 .6%
17,078
(1)
Amazon.com, Inc.
2,170,955
3 .9
933
(1)
Dollar Tree, Inc.
99,318
0 .2
990
Lowe's Cos., Inc.
205,762
0 .4
205
McDonald's Corp.
54,005
0 .1
11,498
Tapestry, Inc.
330,567
0 .6
3,095
(1)
Tesla, Inc.
774,431
1 .4
3,635,038
6 .6
Consumer Staples : 5 .3%
25,370
(1)
Coty, Inc. - Class A
278,309
0 .5
21,217
Kenvue, Inc.
426,037
0 .8
5,417  Mondelez International,
Inc. - Class A
375,940
0 .7
4,959
Procter & Gamble Co.
723,320
1 .3
2,527
Sysco Corp.
166,908
0 .3
5,949
Walmart, Inc.
951,424
1 .7
2,921,938
5 .3
Energy : 4 .2%
10,088  Canadian Natural
Resources Ltd.
652,391
1 .2
6,356
Chevron Corp.
1,071,749
1 .9
4,536
EOG Resources, Inc.
574,983
1 .1
2,299,123
4 .2
Financials : 8 .9%
906
American Express Co.
135,166
0 .2
1,376
Aon PLC - Class A
446,127
0 .8
10,952
Bank of America Corp.
299,866
0 .5
4,351
(1)
Berkshire Hathaway,
Inc. - Class B
1,524,155
2 .8
1,403
BlackRock, Inc.
907,026
1 .6
4,894  JPMorgan Chase &
Co.
709,728
1 .3
268
MSCI, Inc.
137,505
0 .3
1,230
S&P Global, Inc.
449,454
0 .8
7,772
Wells Fargo & Co.
317,564
0 .6
4,926,591
8 .9
Health Care : 14 .1%
2,268
Abbott Laboratories
219,656
0 .4
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
5,792
AbbVie, Inc.
$ 863,355
1 .6
4,025
(1)
BioMarin
Pharmaceutical, Inc.
356,132
0 .7
7,441
(1)
Boston Scientific Corp.
392,885
0 .7
1,641
Danaher Corp.
407,132
0 .7
1,966
Elevance Health, Inc.
856,036
1 .6
2,587
Eli Lilly & Co.
1,389,555
2 .5
5,963  GE HealthCare
Technologies, Inc.
405,723
0 .7
1,518
(1)
IQVIA Holdings, Inc.
298,666
0 .5
8,389
Medtronic PLC
657,362
1 .2
1,086  Thermo Fisher
Scientific, Inc.
549,701
1 .0
1,460  UnitedHealth Group,
Inc.
736,117
1 .3
1,900
(1)
Vertex
Pharmaceuticals, Inc.
660,706
1 .2
7,793,026
14 .1
Industrials : 8 .9%
6,154
Emerson Electric Co.
594,292
1 .1
5,871
General Electric Co.
649,039
1 .2
2,555  Honeywell
International, Inc.
472,011
0 .9
2,102
Parker-Hannifin Corp.
818,771
1 .5
10,272  Raytheon Technologies
Corp.
739,276
1 .3
17,838
(1)
Uber Technologies,
Inc.
820,369
1 .5
3,938
Union Pacific Corp.
801,895
1 .4
4,895,653
8 .9
Information Technology : 30 .1%
1,947  Accenture PLC - Class
A
597,943
1 .1
1,258
(1)
Adobe, Inc.
641,454
1 .2
2,764
(1)
Advanced Micro
Devices, Inc.
284,195
0 .5
18,987
Apple, Inc.
3,250,764
5 .9
2,376
Entegris, Inc.
223,130
0 .4
4,583  International Business
Machines Corp.
642,995
1 .2
2,045
Intuit, Inc.
1,044,872
1 .9
956
Lam Research Corp.
599,192
1 .1
4,346  Marvell Technology,
Inc.
235,249
0 .4
2,301  Mastercard, Inc.
- Class A
910,989
1 .6
11,980
Microsoft Corp.
3,782,685
6 .8
4,341
NVIDIA Corp.
1,888,292
3 .4
1,301
(1)
Palo Alto Networks,
Inc.
305,007
0 .6
3,535
Qualcomm, Inc.
392,597
0 .7
5,446
TE Connectivity Ltd.
672,744
1 .2
3,928
Visa, Inc. - Class A
903,479
1 .6
1,148
(1)
Zebra Technologies
Corp. - Class A
271,537
0 .5
16,647,124
30 .1

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)
2
VY
®
Columbia
Contrarian Core Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Materials : 2 .5%
2,151
Avery Dennison Corp.
$ 392,923
0 .7
9,901
Newmont Corp.
365,842
0 .7
2,360
Sherwin-Williams Co.
601,918
1 .1
1,360,683
2 .5
Real Estate : 1 .1%
3,840
American Tower Corp.
631,488
1 .1
Utilities : 1 .2%
3,401
DTE Energy Co.
337,651
0 .6
5,505  Public Service
Enterprise Group, Inc.
313,290
0 .6
650,941
1 .2
Total Common Stock
(Cost $46,142,729)
52,947,302
95 .9
OTHER
(2)
: 0.0%
Materials : 0.0%
649,000
(1)(3)(4)
SINO Forest Corp.
—
0.0
Total Other
(Cost $—)
—
0.0
Total Long-Term
Investments
(Cost $46,142,729)
52,947,302
95 .9
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 3 .8%
Mutual Funds : 3 .8%
2,112,389
(5)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
5.240%
(Cost $2,112,389) $ 2,112,389 3 .8
Total Short-Term
Investments
(Cost $2,112,389)
2,112,389
3 .8
Total Investments in
Securities
(Cost $48,255,118) $ 55,059,691 99 .7
Assets in Excess of
Other Liabilities 146,435 0.3
Net Assets $ 55,206,126 100.0
(1)
Non-income producing security.
(2)
Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.
(3)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(4)
Restricted security as to resale, excluding Rule 144A securities.
As of September 30, 2023, the Fund held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.
(5)
Rate shown is the 7-day yield as of September 30, 2023.

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)
3
VY
®
Columbia
Contrarian Core Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2023
Asset Table
Investments, at fair value
Common Stock* $ 52,947,302 $ — $ — $ 52,947,302
Short-Term Investments 2,112,389 — — 2,112,389
Total Investments, at fair value $ 55,059,691 $ — $ — $ 55,059,691
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
At September 30, 2023, VY® Columbia Contrarian Core Portfolio held the following restricted securities:
Security Acquisition Date Acquisition Cost Fair Value
SINO Forest Corp. 3/1/2013 $ — $ —
$ — $ —
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 8,695,346
Gross Unrealized Depreciation (1,890,773)
Net Unrealized Appreciation $ 6,804,573